PROPERTY, PLANT AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET
The following table shows the component of property, plant and equipment, net (in thousands):

	Estimated Useful Lives (in Years)	March 31, 2024	December 31, 2023
Rental tools and equipment	5-10	195,460	188,949
Buildings and improvements	5-40	6,686	6,672
Office furniture, fixtures and equipment	3-5	2,269	2,389
Transportation and equipment	3-5	783	793

Total property, plant and equipment		205,198	198,803
Less: accumulated deprecation		(134,602)	(133,003)

Property, plant and equipment, net (excluding construction in progress)		70,596	65,800
Construction in progress		—	—

Property, plant and equipment, net		$70,596	$65,800

Total depreciation expense for the three months ended March 31, 2024 and 2023 was approximately $5.3 million and $5.0 million, respectively. The Company has not acquired any property, plant and equipment under financing leases.
Property, plant and equipment, net, is concentrated within the United States. As of March 31, 2024 and December 31, 2023, property, plant and equipment, net held within the United States was $65.9 million and $63.0 million, respectively, or 93% and 96% of total property, plant and equipment, net. As of March 31, 2024 and December 31, 2023, property, plant and equipment, net held outside of the United States, in Canada and Internationally, was $4.7 million and $2.8 million, respectively, or 7% and 4% of total property, plant and equipment, net.

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET
The following table shows the component of property, plant and equipment, net (in thousands):

	Estimated Useful Lives (in Years)	December 31, 2023	December 31, 2022
Rental tools and equipment	5-10	188,949	160,973
Buildings and improvements	5-40	6,672	5,781
Office furniture, fixtures and equipment	3-5	2,389	2,101
Transportation and equipment	3-5	793	827

Total property, plant and equipment		198,803	169,682
Less: accumulated depreciation		(133,003)	(125,537)

Property, plant and equipment, net (excluding construction in progress)		65,800	44,145
Construction in progress		—	9

Property, plant and equipment, net		$65,800	$44,154

Total depreciation expense for the year ended December 31, 2023 and 2022 was approximately $20.3 million and $19.7 million, respectively. The Company has not acquired any property, plant and equipment under capital leases.
Property, plant and equipment, net, were concentrated within the United States. As of December 31, 2023 and 2022, property, plant and equipment, net held within the United States was $63.0 million and $41.8 million, respectively, or 96% and 95% of total property, plant and equipment, net, respectively. As of December 31, 2023 and 2022, property, plant and equipment, net held outside of the United States, in Canada, was $2.8 million and $2.3 million, or 4% and 5% of total property, plant and equipment net for both periods.